Note 7 - Loss Per Share (Details Textual) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,768,151	3,866,849	4,716,240	1,036,744
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,047,700
Preferred Stock 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	79,246